THE AVATAR ADVANTAGE
                                  BALANCED FUND







                               Semi-Annual Report


                                  June 30, 1999

August 1999

Dear Shareholder,

     We are pleased to report on the progress of The Avatar Advantage Balanced Fund for the six months ended June 30, 1999. For the period, Avatar's asset allocation philosophy- participating in market gains during market upswings while protecting those gains against loss during market downturns- helped the Fund realize a total return of 2.85% (not including the sales charge). Other market indices for the same period were as follows:

S&P 500 Index                                         12.40%
Dow Jones Industrials                                 20.50%
NASDAQ Composite                                      22.90%
Russell 2000 Index                                     9.30%
Lehman Brothers Govt./Corp. Bond  Index               (2.30)%

For the first half of the year, Avatar maintained significant equity and bond positions. Our exposure generally ranged between 55% and 65% invested in equities, 30% to 40% in bonds and the remainder in cash.

1999 -- THE FIRST SIX MONTHS IN REVIEW

The year began with all eyes on Dow 10,000, a mark not reached until April 4 of this year. Four weeks later, the Dow hit 11,000. The road to these record heights was not a smooth, straightforward trajectory; it was characterized by fits and starts that never seemed to mesh, particularly during the first quarter. During the journey, market leadership shifted from the technology sector to the old standby, cyclical stocks on the domestic front. This period saw the second impeachment trial of a sitting President-which ended with a wimper. Internationally, the war in Kosovo began and concluded successfully for the U.S. and its allies. The U. S. economy continued to churn along with low inflation, high productivity, rising wages and low unemployment. GDP came in at 4.2%, exceeding expectations for the first quarter. U.S. government bonds interest rates rose as prices declined. The Asian markets appeared to be coming out of their collective stupor, led by Japan's moderate recovery, easing a concern we expressed in our last report. Europe, however, remained on the sidelines. Our equity portfolio, heavily invested in cyclical, technology, energy and financial issues benefited from the change in market leadership. Our investment in bonds and cash helped to lessen the effect of the market's volatility on the portfolio. However, the market's 1 step forward, 2 steps backward performance made it hard to correctly predict short term trends or sector leaders, making this a roller coaster market for the faint-hearted.

MARKET OUTLOOK

Corporate earnings currently appear to be poised to surpass analysts' expectations and will come in at the low double digit range (up from the single digit predictions of last year). Corporations' ability to sustain their profits is pushing the markets upward. Defense firms will be the recipients of federal largess to replenish supplies depleted during the Kosovo action. Possible tax cuts, if agreed to by Congress and the President, will fuel continued spending by the consumer and may carry the economy into the next millenium on a surging note. After some uncharacteristically scary economic reports in May, the June reports were more in line with how most analysts see the economy--moderate to strong growth with low to non-existent inflationary pressures. The Federal Reserve's latest move to raise interest rates in late June will remind markets that it is keeping a steady and cautious hand on the economy's throttle--poised to act if and when needed. Expectations for growth for the remainder of the year have been revised upward. Foreign currencies continue to fall against the dollar, translating into falling prices for U.S. companies as they compete with cheaper imports. Hopefully, foreign markets that evaporated for U.S. companies during the Asian crisis will again welcome these companies. World markets are following the U.S. business model of consolidation and cost cutting, which may spur stock performance worldwide.

Our models show that the U.S. economy should continue to percolate at a good, sustainable level that will not set off inflationary or recessionary fears. While no clear sector leadership has emerged, we hope the trendless phase has passed, replaced by a general broadening of the markets, which would in our view, assist the market's ability to absorb any unexpected bad news. We still believe that hidden surprises, most notably Y2K problems, can unduly affect the economy. For that reason, we remain optimistically cautious.

Sincerely,


/s/ Charles M. White

Charles M. White
Portfolio Manager
President - Avatar Investors Associates Corporation


Past performance is not predictive of future performance.

The Fund's average annual total return for the period from inception on January 13, 1998 through June 30, 1999 was 17.54%. The Fund's total return for the one-year ended June 30, 1999 was 12.04%. If the maximum sales charge was reflected, the Fund's returns for the same periods would have been 13.89% and 7.00%, respectively.

The S&P 500 Stock Index is a broad market capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The Lehman Corporate Bond Index includes all publicly issued, fixed-rate, non-convertible investment grade domestic corporate debt issues and also includes Yankee Bonds.

Indexes do not incur expenses and are not available for direct investment.

                       THE AVATAR ADVANTAGE BALANCED FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
     Shares       COMMON STOCKS: 58.07%                             Market Value
--------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE EQUIPMENT: 1.80%
        400       United Technologies Corporation...............     $   28,675
                                                                     ----------
                  AUTOMOBILES: 0.71%
        200       Ford Motor Company............................         11,288
                                                                     ----------
                  BANKS: 5.29%
        600       Citigroup Inc.................................         28,500
        300       Firstar Corporation...........................          8,400
        300       SouthTrust Corporation........................         11,513
        500       The Bank of New York Company, Inc.............         18,344
        200       The Chase Manhattan Corporation...............         17,325
                                                                     ----------
                                                                         84,081
                                                                     ----------
                  BEVERAGES - NON-ALCOHOLIC: 1.46%
        600       PepsiCo, Inc..................................         23,213
                                                                     ----------
                  BUILDING MATERIALS CHAINS: 0.81%
        200       The Home Depot, Inc...........................         12,888
                                                                     ----------
                  CHEMICALS: 0.86%
        200       E. I. du Pont de Nemours and Company..........         13,663
                                                                     ----------
                  COMPUTER - SOFTWARE: 3.33%
        100       BMC Software, Inc.............................          5,400
        400       Microsoft Corporation*........................         36,075
        200       Xilinx,  Inc.*................................         11,450
                                                                     ----------
                                                                         52,925
                                                                     ----------
                  COMPUTER SERVICES: 1.39%
        100       America Online, Inc...........................         11,050
        200       EMC Corporation*..............................         11,000
                                                                     ----------
                                                                         22,050
                                                                     ----------
                  COSMETICS AND TOLIETRIES: 1.24%
        200       Colgate-Palmolive Company.....................         19,750
                                                                     ----------
                  DIVERSIFIED MANUFACTURING: 3.04%
        300       General Electric Company......................         33,900
        500       Masco Corporation.............................         14,438
                                                                     ----------
                                                                         48,338
                                                                     ----------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
     Shares                                                         Market Value
--------------------------------------------------------------------------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS: 1.59%
        100       Applied Materials, Inc.*......................     $    7,388
        300       Intel Corporation.............................         17,850
                                                                     ----------
                                                                         25,238
                                                                     ----------
                  ENTERTAINMENT: 0.78%
        400       The Walt Disney Company.......................         12,325
                                                                     ----------
                  FINANCE COMPANIES: 1.98%
        300       Federal National Mortgage Association.........         20,513
        100       The Charles Schwab Corporation................         10,988
                                                                     ----------
                                                                         31,500
                                                                     ----------
                  FOOD - MISCELLANEOUS: 0.95%
        300       H. J. Heinz Company...........................         15,038
                                                                     ----------
                  FOOD - RETAIL: 1.25%
        400       Safeway Inc.*.................................         19,800
                                                                     ----------
                  FORESTRY: 0.43%
        100       Weyerhaeuser Company..........................          6,875
                                                                     ----------
                  INSURANCE: 1.68%
        171       American International Group, Inc.............         20,018
        100       The Equitable Companies Incorporated..........          6,700
                                                                     ----------
                                                                         26,718
                                                                     ----------
                  LASER SYSTEMS/COMPONENTS: 1.04%
        100       Uniphase Corporation*.........................         16,600
                                                                     ----------
                  MANUFACTURING: 0.52%
        100       Illinois Tool Works Inc.......................          8,200
                                                                     ----------
                  MANUFACTURING - MISCELLANEOUS: 3.83%
        200       Danaher Corporation...........................         11,625
        300       Maytag Corporation............................         20,906
        300       Tyco International Ltd........................         28,425
                                                                     ----------
                                                                         60,956
                                                                     ----------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------
     Shares                                                         Market Value
--------------------------------------------------------------------------------
                  MEDICAL - DRUGS: 3.96%
        300       Bristol-Myers Squibb Company..................     $   21,131
        100       Pfizer, Inc...................................         10,975
        300       Pharmacia & Upjohn, Inc.......................         17,044
        200       Warner-Lambert Company........................         13,875
                                                                     ----------
                                                                         63,025
                                                                     ----------
                  METALS - ALUMINUM: 0.78%
        200       Alcoa Inc.....................................         12,375
                                                                     ----------
                  NATURAL GAS: 0.80%
        300       The Williams Companies, Inc...................         12,769
                                                                     ----------
                  NETWORKING PRODUCTS: 1.22%
        300       Cisco Systems, Inc............................         19,350
                                                                     ----------
                  OIL - INTEGRATED: 0.80%
        200       Schlumberger Limited..........................         12,738
                                                                     ----------
                  PETROLEUM PRODUCTS: 3.72%
        200       Burlington Resources Inc......................          8,650
        200       Enron Corp....................................         16,350
        200       Exxon Corporation.............................         15,425
        300       Texaco Inc....................................         18,750
                                                                     ----------
                                                                         59,175
                                                                     ----------
                  POLLUTION CONTROL: 1.01%
        300       Waste Management, Inc.*.......................         16,125
                                                                     ----------
                  RETAIL - DEPARTMENT STORES: 2.03%
        100       Dayton Hudson Corporation.....................          6,500
        300       The Gap, Inc..................................         15,113
        200       Federated Department Stores, Inc.*............         10,588
                                                                     ----------
                                                                         32,200
                                                                     ----------
                  RETAIL - RESTAURANTS: 0.89%
        500       Wendy's International, Inc....................         14,156
                                                                     ----------
                  RETAIL - SPECIALTY: 0.57%
        200       AnnTaylor,  Inc.*.............................          9,000
                                                                     ----------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------
     Shares                                                         Market Value
--------------------------------------------------------------------------------
                  STEEL PRODUCERS: 0.51%
        300       USX Corporation...............................     $    8,100
                                                                     ----------
                  TELECOMMUNICATION SERVICES: 0.95%
        200       GTE Corporation...............................         15,150
                                                                     ----------
                  TELECOMMUNICATIONS EQUIPMENT: 1.55%
        365       Lucent Technologies Inc.......................         24,615
                                                                     ----------
                  TELEPHONE - LONG DISTANCE: 0.45%
        200       Scientific-Atlanta, Inc.......................          7,200
                                                                     ----------
                  TELEPHONE SERVICES: 3.38%
        150       AT&T Corp.....................................          8,372
        600       BellSouth Corporation.........................         28,125
        200       MCI WorldCom Incorporated*....................         17,250
                                                                     ----------
                                                                         53,747
                                                                     ----------
                  TRANSPORTATION - RAIL: 1.10%
        300       Union Pacific Corporation.....................         17,494
                                                                     ----------
                  UTILITIES: 0.37%
        100       The AES Corporation...........................          5,813
                                                                     ----------
                  Total Common Stocks (cost $729,998) ..........        923,147

Principal Amount  FEDERAL AGENCY OBLIGATIONS: 14.87%
--------------------------------------------------------------------------------
    110,000       Federal Home Loan Mortgage Corporation
                  5.75%, due 7/15/03............................        109,224
     60,000       Federal National Mortgage Association
                  6.09%, due 8/13/03............................         58,965
     75,000       Federal Home Loan Mortgage Corporation
                  5.125%, due 10/15/08..........................         68,172
                                                                     ----------
                  Total Federal Agency Obligations
                  (cost $245,640)...............................        236,361
                                                                     ----------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------
     Shares       U.S. GOVERNMENT OBLIGATIONS: 24.71%               Market Value
--------------------------------------------------------------------------------
    170,000       U.S. Treasury Bond 12.00%, due 8/15/13........     $  238,638
     45,000       U.S. Treasury Bond 8.125%, due 8/15/19........         54,239
    100,000       U.S Treasury Bill, due 7/15/99................         99,857
                                                                     ----------
                  Total U.S. Government Obligations
                  (cost $411,489)...............................        392,734
                                                                     ----------
                  SHORT-TERM INVESTMENTS: 0.74%
--------------------------------------------------------------------------------
   $ 11,749       Firstar Stellar Treasury Fund
                  (cost $11,749)................................         11,749
                                                                     ----------
                  Total Investments in Securities
                    (cost $1,398,876+): 98.39% .................     $1,563,991
                  Other Assets less Liabilities: 1.61%..........         25,596
                                                                     ----------
                  Total Net Assets: 100.00% ....................     $1,589,587
                                                                     ==========

* Non-income producing security.

+ Gross unrealized appreciation and depreciation of securities is as follows:

                  Gross unrealized appreciation.................     $  201,894
                  Gross unrealized depreciation.................        (36,779)
                                                                     ----------
                      Net unrealized appreciation...............     $  165,115
                                                                     ==========

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value (cost $1,398,876)........     $1,563,991
   Receivables:
      Due from Advisor (Note 3).................................          7,289
      Dividends and interest....................................         14,813
      Securities sold...........................................         15,904
   Deferred organization costs..................................          8,842
   Prepaid expenses.............................................          1,484
                                                                     ----------
         Total assets...........................................      1,612,323
                                                                     ----------
LIABILITIES
   Payables:
      Administration fee........................................          2,466
      Distribution fees.........................................            350
   Accrued expenses.............................................         19,920
                                                                     ----------
         Total liabilities......................................         22,736
                                                                     ----------
NET ASSETS......................................................     $1,589,587
                                                                     ==========
Net asset value and redemption price per share
   ($1,589,587 / 129,302 shares outstanding; unlimited
   number of shares (par value $.01) authorized)................     $    12.29
                                                                     ==========
Offering Price per Share ($12.29 / 0.955).......................     $    12.87
                                                                     ==========
COMPONENTS OF NET ASSETS
   Paid-in capital..............................................     $1,332,421
   Undistributed net investment income..........................         12,704
   Undistributed net realized gain on investments...............         79,347
   Net unrealized appreciation on investments...................        165,115
                                                                     ----------
      Net assets................................................     $1,589,587
                                                                     ==========

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income
      Dividends...............................................       $    4,701
      Interest................................................           18,355
                                                                     ----------
         Total income.........................................           23,056
                                                                     ----------
   Expenses
      Administration fees (Note 3)............................           14,876
      Fund Accounting fees....................................            7,935
      Audit fees..............................................            6,943
      Transfer agent fees.....................................            6,447
      Advisory fees (Note 3)..................................            5,789
      Reports to shareholders.................................            3,472
      Custody fees............................................            3,010
      Legal fees..............................................            1,984
      Distribution fees (Note 4)..............................            1,930
      Miscellaneous...........................................            1,602
      Trustees' fees..........................................            1,574
      Amortization of deferred organization costs.............            1,240
      Insurance...............................................              581
      Registration fees.......................................              434
                                                                     ----------
         Total expenses.......................................           57,817
         Less: Advisory fee waiver and
           absorption (Note 3)................................          (47,011)
                                                                     ----------
           Net expenses.......................................           10,806
                                                                     ----------
            Net investment income.............................           12,250
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
   Net realized gain from security transactions...............           75,302
   Net change in unrealized appreciation
     on investments...........................................          (42,873)
                                                                     ----------
      Net realized and unrealized gain on investments.........           32,429
                                                                     ----------
            Net Increase in Net Assets Resulting
              from Operations.................................       $   44,679
                                                                     ==========

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------
                                                Six Months     January 13, 1998*
                                                   Ended            through
                                              June 30, 1999#   December 31, 1998
--------------------------------------------------------------------------------
NET INCREASE IN ASSETS FROM
OPERATIONS
   Net investment income ...................    $   12,250        $   23,957
   Net realized gain from security
    transactions............................        75,302            23,650
   Net change in unrealized appreciation
    on investments..........................       (42,873)          207,988
                                                ----------        ----------
      Net increase in net assets resulting
      from operations.......................        44,679           255,595
                                                ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................            --           (23,503)
   Net realized gain on security
    transactions............................            --           (19,605)
                                                ----------        ----------
      Total distributions to shareholders...            --           (43,108)
                                                ----------        ----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
    net change in outstanding shares (a)....         2,000         1,330,421
                                                ----------        ----------
      Total increase in net assets..........        46,679         1,542,908
NET ASSETS
Beginning of period.........................     1,542,908                --
                                                ----------        ----------
End of period (including undistributed
 net investment income of $12,704 and
 $454, respectively)........................    $1,589,587        $1,542,908
                                                ==========        ==========

(a) A summary of capital shares transactions is as follows:

                                  Six Months              January 13, 1998*
                                    Ended                      through
                                June 30, 1999#            December 31, 1998
                           ------------------------    ------------------------
                             Shares        Value         Shares        Value
                           ----------    ----------    ----------    ----------
Shares sold ............          167    $    2,000       125,350    $1,287,313
Shares issued in
 reinvestment of
 distributions..........           --            --         3,785        43,108
Shares redeemed.........           --            --            --            --
                           ----------    ----------    ----------    ----------
Net increase............          167    $    2,000       129,135    $1,330,421
                           ==========    ==========    ==========    ==========

# Unaudited.
* Commencement of operations.

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

FINANCIAL HIGHLIGHTS - FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD (UNAUDITED)
--------------------------------------------------------------------------------
                                                Six Months     January 13, 1998*
                                                   Ended            through
                                              June 30, 1999#   December 31, 1998
--------------------------------------------------------------------------------
Net asset value, beginning of period.........   $    11.95        $    10.00
                                                ----------        ----------
Income from investment operations:
   Net investment income.....................         0.09              0.19
   Net realized and unrealized
      gain on investments....................         0.25              2.11
                                                ----------        ----------
Total from investment operations.............         0.34              2.30
                                                ----------        ----------
Less distributions:
   From net investment income................           --             (0.19)
   From net capital gains....................           --             (0.16)
                                                ----------        ----------
Total distributions..........................           --             (0.35)
                                                ----------        ----------
Net asset value, end of period...............   $    12.29            $11.95
                                                ==========        ==========
Total return.................................         2.85%**          23.11%**

Ratios/supplemental data:
Net assets, end of period (thousands)........   $    1,600            $1,500

Ratio of expenses to average net assets:
   Before expense reimbursement..............         7.49%+            8.59%+
   After expense reimbursement...............         1.40%+            1.40%+

Ratio of net investment income (loss)
 to average net assets:
   Before expense reimbursement..............        (4.50%)+          (5.30%)+
   After expense reimbursement...............         1.59%+            1.89%+

Portfolio turnover rate......................        59.86%            95.00%

# Unaudited.
* Commencement of operations.
** Does not include sales load and is not annualized.
+ Annualized.

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Avatar Advantage Balanced Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on January 13, 1998. The Fund's objective is to seek long-term capital appreciation and to preserve profits during market downturns.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: The Fund's investments are carried at market value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------

     D. Deferred Organization Costs: The Fund has incurred expenses of $12,500 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

     For the six months ended June 30, 1999, Avatar Investors Associates Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three-year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------

may require the Advisor to waive, reduce or absorb current Fund expenses. For the six months June 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $47,011; no amounts were reimbursed.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended June 30, 1999, the Fund paid the Advisor in the amount of $1,930.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $963,372 and $893,561, respectively.

                                     ADVISOR
                        Avatar Investors Associates Corp.
                                900 Third Avenue
                            New York, New York 10022


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                  888-263-6452


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.